SCHEDULE III - SCHEDULE OF REAL ESTATE AND ACCUMULATED DEPRECIATION - Accumulated Depreciation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,160,490	$ 1,097,616	$ 1,072,013
Add Reconciling Items:
Accumulated Depreciation - non-real estate assets	1,662,689
Accumulated Depreciation - racking in leased facilities	1,032,075
Accumulated Depreciation - financing leases	123,905
Total Reconciling Items	2,818,669
Accumulated Depreciation, As Reported on Consolidated Balance Sheet	$ 3,979,159